Related Party Transactions (Details) € in Millions		12 Months Ended
	Aug. 10, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Related Party Transactions
Advances on account of the vessels' operating expenses			$ 20,512,000		$ 17,970,000
Recognized non-cash share-based compensation expense			4,241,000		1,006,000
Executive officers
Related Party Transactions
Recognized non-cash share-based compensation expense			3,600,000		1,000,000		$ 0
Manager
Related Party Transactions
Daily management fees	$ 850
Daily vessel management fees for vessels on bareboat charter	425
Daily vessel management fees for vessels on time charter	$ 850
Management fee on gross freight, charter hire, ballast bonus and demurrage (as a percent)	1.25%
Management fee based on the contract price of any vessel bought or sold (as a percent)	0.50%
Management fees incurred shown under General and administrative expenses			16,800,000		16,800,000		16,900,000
Management commissions incurred shown under Voyage expenses			5,300,000		5,400,000		5,300,000
Advances on account of the vessels' operating expenses			20,500,000		18,000,000
Executive officers compensation		€ 1.5	1,700,000	€ 2.7	3,200,000	€ 1.5	1,800,000
Cash bonuses				€ 1.2	1,400,000
Due to executive officers shown under accounts payable			200,000		600,000
The Swedish Club
Related Party Transactions
Premiums paid			$ 4,400,000		$ 3,900,000		$ 4,600,000